Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Total inventory	$ 348	$ 432
Discontinued Operations
Inventory [Line Items]
Finished goods	11,374	10,370
Valuation adjustment for damaged inventory	(25)	(25)
Total inventory	$ 11,349	$ 10,345